Revenue and Other Operating Income - Summary of Revenues and Other Operating Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Revenue And Other Operating Income [Line Items]
Other sales	$ 58,752	$ 48,968	$ 44,194
Revenues	13,053,376	11,924,761	9,489,266
Revenue from construction contracts	770,356	833,313	753,389
Regulatory agreement revenue	261,185
Other income	229,195	231,615	195,348
Total other operating income	1,260,736	1,064,928	948,737
Sales of Products and Services [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Other sales	18,936	12,664	10,653
Energy Sales [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	11,798,362	10,929,323	8,559,077
Generation [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	2,091,002	2,122,966	1,895,791
Generation [Member] | Regulated customers
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	450,145	650,064	509,051
Generation [Member] | Unregulated Customers
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	1,045,965	989,311	1,017,225
Generation [Member] | Spot Market Sales [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	577,579	464,030	348,105
Generation [Member] | Other Customers [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	17,313	19,561	21,410
Electricity Distribution [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	9,707,360	8,806,357	6,663,286
Electricity Distribution [Member] | Other Customers [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	1,013,260	1,168,327	1,342,576
Electricity Distribution [Member] | Residential [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	5,327,961	4,485,696	2,945,036
Electricity Distribution [Member] | Business [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	2,439,084	2,238,278	1,669,289
Electricity Distribution [Member] | Industrial [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	927,055	914,056	706,385
Natural Gas Sales [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Other sales	39,816	36,304	33,541
Revenue from Other Services [member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from rendering of services	1,196,262	946,470	885,995
Revenue from Other Services [member] | Tolls and Transmission [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from rendering of services	917,431	667,544	625,993
Revenue from Other Services [member] | Metering Equipment Leases [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from rendering of services	118	130	128
Revenue from Other Services [member] | Public Lighting [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from rendering of services	2,440	4,097	4,427
Revenue from Other Services [member] | Verifications and Connections [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from rendering of services	5,391	10,985	18,270
Revenue from Other Services [member] | Engineering and Consulting Services [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from rendering of services	589	683	170
Revenue from Other Services [member] | Rental of Public Lighting Infrastructure [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from rendering of services	150,035	132,736	110,804
Revenue from Other Services [member] | Other Services [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from rendering of services	$ 120,258	$ 130,295	$ 126,203